Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2019		Apr. 30, 2018	Apr. 30, 2019		Apr. 30, 2018
Cash flows from operating activities
Net income		$ 2,259	[1]	$ 2,177	$ 4,506	[1]	$ 4,514
Adjustment for:
Net interest income		(4,193)		(3,950)	(8,467)		(7,886)
Depreciation and amortization		258		204	506		403
Provision for credit losses		873		534	1,561		1,078
Equity-settled share-based payment expense		1		1	5		5
Net gain on sale of investment securities		(86)		(66)	(108)		(101)
Net gain on divestitures		(141)			(141)
Net income from investments in associated corporations		(170)		(154)	(299)		(264)
Income tax expense		625		621	1,123		1,330
Changes in operating assets and liabilities:
Trading assets		(9,230)		8,264	(15,432)		(51)
Securities purchased under resale agreements and securities borrowed		3,451		6,871	(20,545)		11,364
Loans		(14,261)		(8,628)	(24,839)		(15,006)
Deposits		15,086		(5,660)	27,406		16,845
Obligations related to securities sold short		(1,874)		(4,376)	(2,519)		(2,105)
Obligations related to securities sold under repurchase agreements and securities lent		6,096		(2,983)	21,271		(5,014)
Net derivative financial instruments		(2,343)		(3,261)	1,856		(239)
Other, net		2,557		8,775	(2,063)		(1,069)
Dividends received		123		78	218		159
Interest received		7,772		6,494	15,815		13,010
Interest paid		(3,572)		(2,585)	(7,275)		(5,326)
Income tax paid		(675)		(568)	(1,632)		(1,181)
Net cash from/(used in) operating activities		2,556		1,788	(9,053)		10,466
Cash flows from investing activities
Interest-bearing deposits with financial institutions		3,696		(2,969)	14,149		(2,534)
Purchase of investment securities		(27,119)		(19,152)	(44,812)		(45,702)
Proceeds from sale and maturity of investment securities		21,368		21,435	40,375		40,159
Acquisition/sale of subsidiaries, associated corporations or business units, net of cash acquired		(36)			(36)
Property and equipment, net of disposals		(87)		(91)	(104)		(115)
Other, net		200		(301)	(14)		(416)
Net cash from/(used in) investing activities		(1,978)		(1,078)	9,558		(8,608)
Cash flows from financing activities
Proceeds from issue of subordinated debentures					1,750
Redemption/repayment of subordinated debentures		(14)		(121)	(14)		(233)
Redemption of preferred shares				(345)	(300)		(345)
Proceeds from common shares issued		48		34	158		96
Common shares purchased for cancellation		(289)			(523)		(178)
Cash dividends and distributions paid		(1,127)		(1,047)	(2,197)		(2,026)
Distributions to non-controlling interests		(61)		(32)	(92)		(57)
Other, net		578		134	1,158		401
Net cash from/(used in) financing activities		(865)		(1,377)	(60)		(2,342)
Effect of exchange rate changes on cash and cash equivalents		148		221	218		45
Net change in cash and cash equivalents		(139)		(446)	663		(439)
Cash and cash equivalents at beginning of period	[2]	9,799		7,832	8,997		7,825
Cash and cash equivalents at end of period	[2]	$ 9,660		$ 7,386	$ 9,660		$ 7,386

[1]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).
[2]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 6).